Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Useful Life
Office equipment and furnishing	3-5 years
Vehicle	4 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of intangible assets, net
Classification	Estimated Useful Life
Software	5 years
Securities licenses	10 years

Schedule of non controlling interests
	June 30,	June 30,
	2021	2020

Beijing Synergetic	$(224,928)	$17,116
Beijing Ruchang	-	(271,390)
Beijing Jiahe	(406,399)	(277,245)
Shanghai Shengshi	-	(275,855)
Beijing Shanying	-	(160,643)
Beijing Haidai	-	(323,893)
Total noncontrolling interest	$(631,327)	$(1,291,912)